Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights $ in Thousands	Jun. 30, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 383	[1]
2023	455
2024	65
Total	$ 903

[1]	(1) Six-month period ending December 31, 2022